Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.4%)
U.S. Government Securities (3.4%)
[1]	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	438,917	431,373
Total U.S. Government and Agency Obligations (Cost $432,444)					431,373
Asset-Backed/Commercial Mortgage-Backed Securities (25.5%)
[2]	Ally Auto Receivables Trust Class A2 Series 2022-3	5.290%	6/16/25	1,620	1,620
[2]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	12,590	12,582
[2]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	17,570	17,430
[2,3]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	9,029	9,013
[2]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	37,312	36,498
[2]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	34,644	33,891
[2]	Americredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	7,414	7,431
[2]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	1,527	1,526
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	286	286
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	11,150	11,199
[2]	Americredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	36,000	36,080
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	1,199	1,186
[2]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	6,060	5,938
[2,3]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	787	782
[2,3]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	6,676	6,654
[2,3]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	12,260	12,296
[2,3]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	8,505	8,449
[2,3]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	1,950	1,904
[2,3]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-3A	2.360%	3/20/26	20,545	20,066
[2,3]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	13,712	13,215
[2,3]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	8,030	7,549
[2,3]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	1,390	1,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2022-5A	6.240%	4/20/27	430	427
[2]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	45,485	44,494
[2]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	11,426	11,351
[2,3]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	14,500	14,513
[2,3]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	17,200	17,183
[2,3]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	13,780	13,834
[2,3]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	3,740	3,712
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	7,750	7,731
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	22,300	22,399
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	31,410	31,136
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	10,030	10,022
[2,3,4]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	2,832	2,766
[2]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	5,150	5,109
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	4,900	4,780
[2]	Capital One Prime Auto Receivables Trust Class A2A Series 2022-2	3.740%	9/15/25	1,361	1,359
[2]	Carmax Auto Owner Trust Class A2A Series 2023-3	5.720%	11/16/26	16,024	16,028
[2]	CarMax Auto Owner Trust Class A2A Series 2023-4	6.080%	12/15/26	22,100	22,152
[2]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	8,630	8,603
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	2,869	2,825
[2]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	20,260	20,099
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	1,699	1,687
[2]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	4,201	4,137
[2,3]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	4,870	4,904
[2,3]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	16,973	16,995
[2,3]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	9,780	9,697
[2,3]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	7,748	7,729
[2,3]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	11,735	11,784
[2,3]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	10,020	9,981
[2]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	15,250	15,180
[2,3]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	16,760	16,795
[2,3]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	18,500	18,607
[2,3]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	22,210	22,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/28	25,040	24,926
[2]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	1,067	1,066
[2]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	2,423	2,418
[2]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	17,650	17,670
[2]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	11,990	11,940
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	10,386	10,123
[2,3]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	28	28
[2,3]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	8,300	8,314
[2,3]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	25,160	25,126
[2,3]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	4,710	4,704
[2,3]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	26,169	26,278
[2,3]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/30	5,110	5,086
[2]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	17,500	17,384
[2]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	41,150	40,197
[2,3]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	6,643	6,650
[2,3]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	5,123	5,108
[2,3]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	12,767	12,766
[2,3]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	9,310	9,277
[2,3]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	2,618	2,610
[2,3]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	8,190	8,092
[2,3]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	2,810	2,775
[2,3]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	268	268
[2]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	23,790	23,687
[2]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	11,410	11,307
[2]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	722	721
[2,3]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	5,015	5,026
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	139	138
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	2,792	2,753
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	3,017	2,972
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	8,137	8,118
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	10,778	10,756
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	13,600	13,735
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	6,910	6,859
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/26	10,910	10,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4,5]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR30A + 0.900%	6.230%	11/25/41	8,117	8,117
[2,3,4,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	7.030%	7/25/43	3,331	3,349
[2,3,4,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R08, SOFR30A + 1.500%	6.830%	10/25/43	6,975	7,003
[2,3,4,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	6.380%	1/25/44	15,864	15,870
[2,3,4,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	6.430%	2/25/44	3,683	3,681
[2,3,4,5]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.280%	9/25/43	9,033	9,096
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	39,870	39,873
[2,3]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	1,371	1,366
[2,3]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	1,823	1,806
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	40,370	40,493
[2]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	19,390	19,254
[2]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	2,630	2,624
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	8,270	8,301
[2]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	1,710	1,691
[2]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	10,010	10,076
[2]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	8,430	8,341
[2]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	8,350	8,284
[2,3]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	8,568	8,420
[2,3]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	31,214	30,345
[2,3]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	46,724	43,765
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	9,420	9,302
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	13,290	13,242
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	7,980	7,879
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	45,424	42,714
[2,3]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	48,228	47,634
[2,3,4,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	6.130%	10/25/41	7,492	7,489
[2,3,4,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2023-HQA3, SOFR30A + 1.850%	7.180%	11/25/43	5,465	5,508
[2,3,4,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	6.680%	2/25/44	17,995	18,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	6.580%	3/25/44	7,102	7,111
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	12,500	12,460
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	9,320	9,265
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	8,750	8,728
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	23,820	23,651
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	7,470	7,423
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	2,600	2,580
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	6,000	5,987
[2]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	5,250	5,199
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	6,290	6,287
[2]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	9,770	9,691
[2]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2023-1	5.190%	3/16/26	5,762	5,755
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	4,770	4,769
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	8,760	8,654
[2]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	2,077
[2]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	892
[2,3]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/28	9,457	9,413
[2,3]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/28	4,000	3,988
[2,3]	GreatAmerica Leasing Receivables Class A2, Series 2024-1	5.320%	8/17/26	16,814	16,732
[2,3]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	10,240	10,198
[2]	Harley-Davidson Motorcycle Trust Class A2 Series 2023-B	5.920%	12/15/26	18,914	18,937
[2]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	4,063	4,059
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-A	0.370%	4/15/26	786	781
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	3,722	3,665
[2,3]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	15,870	15,495
[2]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	281	281
[2]	Honda Auto Receivables Owner Trust Class A2 Series 2023-4	5.870%	6/22/26	20,940	20,980
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	12,250	12,182
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	9,880	9,794
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	17,110	17,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	9,030	9,066
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	17,720	17,643
[2,3]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	12,900	12,933
[2,3]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	4,180	4,194
[2,3]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	19,310	19,167
[2,3]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	3,955	3,911
[2,3]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	5,560	5,482
[2,3]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	15,860	15,745
[2,3]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	14,720	14,658
[2,3]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-C	5.800%	12/15/26	10,000	10,016
[2,3]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	11,360	11,269
[2,3]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-B	3.500%	4/15/26	22,270	22,100
[2,3]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	16,042	15,912
[2,3]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	10,460	10,381
[2]	Hyundai Auto Receivables Trust Class A2A Series 2023-C	5.800%	1/15/27	15,420	15,440
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	4,900	4,843
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	9,040	9,038
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	768	767
[2]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	271	271
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	12,750	12,658
[2,3]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	1,172	1,162
[2,3]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	1,194	1,175
[2,3]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	3,781	3,675
[2,3]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	726	721
[2,3]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	2,789	2,784
[2,3]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	11,994	11,982
[2,3]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	36,520	36,400
[2,3]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	8,540	8,408
[2,3]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/28	7,390	7,324
[2,3]	Master Credit Card Trust II Class A Series 2022-1A	1.660%	7/21/26	8,150	7,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	6.080%	1/21/28	35,050	35,062
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	32,340	32,047
[2,3]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	20,830	20,698
[2,3]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	11,208	11,229
[2]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	5,540	5,542
[2]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	26,040	25,730
[2]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	3,090	3,049
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	27,790	27,556
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	16,650	16,761
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	2,777	2,761
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	481	480
[2,3]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	5,015	4,921
[2,3]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	19,468	19,112
[2,3,4]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	6.180%	1/15/28	25,980	26,044
[2,3]	Porsche Financial Auto Securitization Trust Class A2A Series 2023-2A	5.880%	11/23/26	12,925	12,939
[2,3]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	11,900	11,783
[2,3]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	10,540	10,595
[2,3]	Progress Residential Trust Class A Series 2020-SFR1	1.732%	4/17/37	11,485	11,047
[2,3,4]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	6.068%	2/3/53	4,893	4,886
[2,3]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	376	372
[2,3]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	980	974
[2,3]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	2,100	2,091
[2,3]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	2,290	2,286
[2,3]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	2,223	2,197
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2022-2	2.980%	10/15/26	426	425
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	222	221
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	2,478	2,473
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	606	605
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	15,610	15,571
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	12,910	12,869
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	8,270	8,259
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	5,760	5,778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	2,180	2,193
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/28	19,000	18,895
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	21,620	21,575
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	10,000	9,865
[2]	Santander Drive Auto Receivables Trust Class B Series 2024 -1	5.230%	12/15/28	5,950	5,885
[2,3]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	16,150	15,920
[2,3]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	12,140	11,966
[2,3]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	17,670	17,856
[2,3]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	20,790	20,710
[2,3]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	8,650	8,589
[2,3]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	8,570	8,507
[2,3]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	6,383	6,383
[2,3]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	9,560	9,557
[2,3]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	14,550	14,492
[2,3]	SFS Auto Receivables Securitization Trust Class A2A Series 2023-1A	5.890%	3/22/27	6,449	6,453
[2,3]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	16,410	16,194
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	38,115	37,294
[2]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	31,708	31,050
[2,3]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	18,980	19,010
[2,3]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	34,390	34,588
[2,3]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	10,610	10,545
[2,3]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	4,750	4,768
[2,3]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	4,340	4,370
[2,3]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	11,030	10,994
[2,3]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	18,980	18,820
[2,3]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	36,173	34,568
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	11,900	11,748
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	7,390	7,349
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	20,780	20,532
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	2,588	2,575
[2,3]	Toyota Lease Owner Trust Class A2A Series 2023-B	5.730%	4/20/26	7,963	7,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Toyota Lease Owner Trust Class A3 Series 2023-A	4.930%	4/20/26	40,920	40,675
[2,3]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	35,870	35,953
[2,3]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	10,640	10,586
[2,3]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	2,930	2,908
[2,3,4]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	6.080%	12/26/28	25,990	25,990
[2,3]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	2,909	2,917
[2,3]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	24,640	24,637
[2]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	16,180	15,802
[2]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	19,120	18,989
[2]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	22,000	22,019
[2]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	31,920	31,640
[2]	Verizon Master Trust Class C Series 2021-2	1.380%	4/20/28	6,710	6,563
[2]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	11,380	11,262
[2]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	36,800	36,919
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	21,880	21,723
[2]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	14,321	14,307
[2,3]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	2,053	2,037
[2,3]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	1,140	1,133
[2]	World Omni Auto Receivables Trust Class A2A Series 2023-C	5.570%	12/15/26	14,273	14,273
[2]	World Omni Auto Receivables Trust Class A2A Series 2023-D	5.910%	2/16/27	16,820	16,852
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	9,200	9,082
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	28,384	28,215
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/27	14,240	14,168
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	1,200	1,194
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	10,150	10,055
[2]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	3,890	3,862
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,186,687)					3,182,847
Corporate Bonds (61.4%)
Communications (3.4%)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	81,492	80,394
	Discovery Communications LLC	4.900%	3/11/26	6,423	6,320
[3]	Expedia Group Inc.	6.250%	5/1/25	25,000	25,050
	Expedia Group Inc.	5.000%	2/15/26	27,451	27,131
[3]	Netflix Inc.	3.625%	6/15/25	36,903	36,078
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,200	7,122
	Rogers Communications Inc.	2.950%	3/15/25	18,700	18,253
	Rogers Communications Inc.	3.625%	12/15/25	8,656	8,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sprint LLC	7.625%	2/15/25	37,265	37,589
	Sprint LLC	7.625%	3/1/26	8,274	8,488
	Take-Two Interactive Software Inc.	3.550%	4/14/25	19,050	18,669
	Take-Two Interactive Software Inc.	5.000%	3/28/26	4,883	4,824
	T-Mobile USA Inc.	3.500%	4/15/25	13,691	13,409
	T-Mobile USA Inc.	1.500%	2/15/26	12,796	11,906
	T-Mobile USA Inc.	2.250%	2/15/26	7,405	6,982
	Verizon Communications Inc.	0.850%	11/20/25	41,764	38,855
	Walt Disney Co.	3.700%	9/15/24	8,130	8,069
	Warnermedia Holdings Inc.	3.638%	3/15/25	26,509	25,998
	Warnermedia Holdings Inc.	3.788%	3/15/25	43,977	43,118
					426,613
Consumer Discretionary (5.3%)
	American Honda Finance Corp.	4.600%	4/17/25	80,000	79,320
	American Honda Finance Corp.	5.000%	5/23/25	32,985	32,808
	American Honda Finance Corp.	4.950%	1/9/26	15,540	15,420
	AutoZone Inc.	3.250%	4/15/25	14,889	14,555
[3]	BMW Finance NV	2.400%	8/14/24	7,480	7,409
[3]	BMW US Capital LLC	3.900%	4/9/25	9,360	9,220
[3]	BMW US Capital LLC	5.050%	4/2/26	52,500	52,197
	Ford Motor Credit Co. LLC	5.125%	6/16/25	36,002	35,614
	Ford Motor Credit Co. LLC	4.134%	8/4/25	13,570	13,238
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,250	15,604
	General Motors Co.	6.125%	10/1/25	14,090	14,140
	General Motors Financial Co. Inc.	2.900%	2/26/25	6,001	5,860
	General Motors Financial Co. Inc.	3.800%	4/7/25	35,920	35,244
	General Motors Financial Co. Inc.	1.500%	6/10/26	16,391	15,033
	Marriott International Inc.	3.750%	10/1/25	3,634	3,537
[3]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	46,665	46,583
[3]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	74,000	73,386
	Tapestry Inc.	7.050%	11/27/25	39,806	40,424
[6]	Volkswagen Financial Services Australia Pty Ltd.	2.400%	8/28/24	12,100	7,768
[3]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	42,402	41,410
[3]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	16,602	16,596
[3]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	16,368	15,276
[3]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	71,055	70,604
					661,246
Consumer Staples (2.6%)
	Altria Group Inc.	4.400%	2/14/26	10,850	10,629
	BAT Capital Corp.	3.222%	8/15/24	4,524	4,486
	BAT Capital Corp.	2.789%	9/6/24	3,577	3,537
[3]	BAT International Finance plc	3.950%	6/15/25	7,370	7,210
	BAT International Finance plc	1.668%	3/25/26	52,207	48,477
	Campbell Soup Co.	5.300%	3/20/26	16,136	16,076
	Constellation Brands Inc.	3.600%	5/9/24	14,000	13,993
	Constellation Brands Inc.	4.750%	11/15/24	9,153	9,101
	Constellation Brands Inc.	4.400%	11/15/25	9,195	9,020
	Dollar General Corp.	4.150%	11/1/25	6,980	6,824
	Haleon UK Capital plc	3.125%	3/24/25	28,245	27,580
[3]	Mars Inc.	2.700%	4/1/25	8,730	8,515
	McCormick & Co. Inc.	0.900%	2/15/26	5,104	4,708
	Molson Coors Beverage Co.	3.000%	7/15/26	15,819	15,006
	Mondelez International Inc.	1.500%	5/4/25	12,544	12,034
	Philip Morris International Inc.	2.875%	5/1/24	1,281	1,281
	Philip Morris International Inc.	5.125%	11/15/24	95,809	95,555
	Philip Morris International Inc.	5.000%	11/17/25	11,400	11,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.750%	2/12/27	7,115	7,010
	Reynolds American Inc.	4.450%	6/12/25	16,810	16,542
					328,897
Energy (2.5%)
	Boardwalk Pipelines LP	5.950%	6/1/26	3,690	3,699
	Enbridge Energy Partners LP	5.875%	10/15/25	11,628	11,635
	Energy Transfer LP	3.900%	5/15/24	3,000	2,997
	Energy Transfer LP	4.050%	3/15/25	5,000	4,924
	Energy Transfer LP	2.900%	5/15/25	25,816	25,102
	EOG Resources Inc.	3.150%	4/1/25	2,400	2,350
[3]	EQT Corp.	3.125%	5/15/26	3,366	3,182
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	15,910	14,785
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	8,460	8,460
	Kinder Morgan Inc.	4.300%	6/1/25	7,001	6,901
	Marathon Petroleum Corp.	4.700%	5/1/25	28,662	28,368
	MPLX LP	4.875%	6/1/25	52,052	51,551
	MPLX LP	1.750%	3/1/26	2,606	2,430
	Occidental Petroleum Corp.	5.875%	9/1/25	12,420	12,420
	Occidental Petroleum Corp.	5.500%	12/1/25	18,221	18,106
	Ovintiv Inc.	5.650%	5/15/25	21,605	21,533
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	38,420	37,780
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	2,046	2,041
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	4,975	4,983
	Spectra Energy Partners LP	3.500%	3/15/25	1,742	1,708
	TransCanada PipeLines Ltd.	1.000%	10/12/24	8,747	8,558
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	4,690	4,829
	Western Midstream Operating LP	3.100%	2/1/25	11,950	11,688
	Western Midstream Operating LP	3.950%	6/1/25	1,775	1,741
	Williams Cos. Inc.	3.900%	1/15/25	6,190	6,107
	Williams Cos. Inc.	5.400%	3/2/26	10,000	9,961
					307,839
Financials (28.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	40,000	39,156
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	14,686	14,798
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	9,875	9,690
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	11,500	10,725
	Affiliated Managers Group Inc.	3.500%	8/1/25	65,000	63,173
	Aflac Inc.	1.125%	3/15/26	7,000	6,461
	Air Lease Corp.	2.875%	1/15/26	27,050	25,746
	Allstate Corp.	0.750%	12/15/25	6,959	6,439
	American Express Co.	4.990%	5/1/26	83,773	83,093
	American Express Co.	6.338%	10/30/26	27,171	27,387
	American Express Co.	5.645%	4/23/27	36,600	36,622
	Ameriprise Financial Inc.	3.000%	4/2/25	25,675	25,075
[3]	Athene Global Funding	5.684%	2/23/26	36,830	36,734
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	96,440	95,756
[4,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.412%	7/26/29	25,894	16,811
	Banco Santander SA	2.746%	5/28/25	11,200	10,846
	Banco Santander SA	5.147%	8/18/25	2,573	2,544
	Bank of America Corp.	3.950%	4/21/25	15,169	14,908
	Bank of America Corp.	3.366%	1/23/26	20,000	19,633
	Bank of America Corp.	2.015%	2/13/26	36,355	35,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.384%	4/2/26	24,989	24,422
	Bank of America Corp.	1.197%	10/24/26	25,645	23,955
	Bank of America NA	5.650%	8/18/25	20,000	20,032
	Bank of Montreal	5.920%	9/25/25	94,000	94,443
	Bank of Montreal	1.250%	9/15/26	20,000	18,130
	Bank of New York Mellon	5.148%	5/22/26	33,940	33,747
	Bank of New York Mellon Corp.	4.414%	7/24/26	12,440	12,253
	Bank of Nova Scotia	5.450%	6/12/25	120,500	120,227
	Bank of Nova Scotia	4.750%	2/2/26	3,373	3,328
	Bank of Nova Scotia	1.050%	3/2/26	5,743	5,298
[3]	Banque Federative du Credit Mutuel SA	4.935%	1/26/26	8,384	8,284
[3]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	78,100	78,502
	Barclays plc	2.852%	5/7/26	11,000	10,657
[3]	BPCE SA	5.100%	1/26/26	37,500	37,165
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	82,000	81,607
	Citibank NA	5.864%	9/29/25	40,000	40,234
	Citibank NA	5.438%	4/30/26	49,880	49,823
	Citigroup Inc.	3.700%	1/12/26	7,870	7,628
	Citigroup Inc.	2.014%	1/25/26	9,450	9,175
	Citigroup Inc.	3.290%	3/17/26	19,058	18,621
	Citigroup Inc.	5.610%	9/29/26	10,000	9,976
	Cooperatieve Rabobank UA	5.500%	7/18/25	52,360	52,328
	Cooperatieve Rabobank UA	4.850%	1/9/26	50,000	49,583
	Corebridge Financial Inc.	3.500%	4/4/25	43,778	42,890
	Credit Suisse AG	2.950%	4/9/25	19,800	19,299
	Credit Suisse AG	1.250%	8/7/26	6,154	5,584
[3]	Danske Bank AS	6.259%	9/22/26	60,075	60,354
	Franklin Resources Inc.	2.850%	3/30/25	4,895	4,776
[3]	GA Global Funding Trust	3.850%	4/11/25	3,239	3,178
	Goldman Sachs Bank USA	5.283%	3/18/27	42,000	41,743
	Goldman Sachs Group Inc.	5.798%	8/10/26	47,150	47,119
	Goldman Sachs Group Inc.	1.093%	12/9/26	18,112	16,794
	Goldman Sachs Group Inc.	1.542%	9/10/27	51,027	46,244
	HSBC Holdings plc	4.300%	3/8/26	20,000	19,532
	HSBC Holdings plc	2.999%	3/10/26	31,360	30,570
	HSBC Holdings plc	1.645%	4/18/26	25,970	24,925
	HSBC Holdings plc	2.099%	6/4/26	18,000	17,251
	HSBC Holdings plc	4.292%	9/12/26	37,825	36,995
	HSBC USA Inc.	5.625%	3/17/25	22,695	22,694
	Huntington Bancshares Inc.	4.000%	5/15/25	16,995	16,667
	Huntington National Bank	5.699%	11/18/25	21,688	21,556
[3]	ING Groep NV	1.400%	7/1/26	10,240	9,718
	Intercontinental Exchange Inc.	3.650%	5/23/25	75,290	73,808
	Invesco Finance plc	3.750%	1/15/26	15,437	14,967
	JPMorgan Chase & Co.	2.595%	2/24/26	1,860	1,811
	JPMorgan Chase & Co.	2.005%	3/13/26	20,163	19,508
	JPMorgan Chase & Co.	2.083%	4/22/26	21,449	20,683
	JPMorgan Chase & Co.	4.080%	4/26/26	14,965	14,707
	JPMorgan Chase & Co.	1.040%	2/4/27	7,185	6,623
	JPMorgan Chase & Co.	1.578%	4/22/27	25,000	23,069
	Legg Mason Inc.	3.950%	7/15/24	10,000	9,952
	Lloyds Banking Group plc	4.716%	8/11/26	14,940	14,708
[3]	Macquarie Group Ltd.	6.207%	11/22/24	62,000	62,063
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	2,551	2,488
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	3,326	3,238
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	46,962	45,642
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	13,364	13,151
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	20,495	19,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	55,720	55,614
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	225	221
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	16,233	16,183
	Mizuho Financial Group Inc.	2.226%	5/25/26	6,370	6,131
	Morgan Stanley	4.000%	7/23/25	3,500	3,433
	Morgan Stanley	3.875%	1/27/26	11,499	11,171
	Morgan Stanley	2.630%	2/18/26	47,591	46,367
	Morgan Stanley	2.188%	4/28/26	21,644	20,877
	Morgan Stanley	3.125%	7/27/26	13,080	12,433
	Morgan Stanley	1.593%	5/4/27	29,560	27,238
	Morgan Stanley	1.512%	7/20/27	5,581	5,095
	Nasdaq Inc.	5.650%	6/28/25	56,200	56,169
	Nasdaq Inc.	3.850%	6/30/26	6,000	5,793
	National Australia Bank Ltd.	4.750%	12/10/25	37,280	36,955
	National Bank of Canada	5.250%	1/17/25	36,650	36,499
[3]	Nordea Bank Abp	4.750%	9/22/25	2,691	2,661
[3]	Nuveen Finance LLC	4.125%	11/1/24	9,060	8,977
	ORIX Corp.	3.250%	12/4/24	1,163	1,145
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	16,890	16,504
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	4,871	4,474
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	5,010	4,961
	PNC Bank NA	3.250%	6/1/25	22,745	22,153
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,000	1,966
	PNC Financial Services Group Inc.	5.671%	10/28/25	51,371	51,328
	PNC Financial Services Group Inc.	5.812%	6/12/26	66,452	66,460
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,853
	Royal Bank of Canada	4.950%	4/25/25	24,779	24,628
	Royal Bank of Canada	5.200%	7/20/26	22,120	22,026
[4,6]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	6.194%	6/28/25	29,000	18,809
	State Street Corp.	2.354%	11/1/25	20,980	20,582
	State Street Corp.	4.857%	1/26/26	7,610	7,552
	State Street Corp.	5.104%	5/18/26	100,000	99,356
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	12,212	11,928
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	29,142	27,740
	Toronto-Dominion Bank	1.150%	6/12/25	11,872	11,315
	Toronto-Dominion Bank	0.750%	9/11/25	36,240	34,008
	Toronto-Dominion Bank	0.750%	1/6/26	39,184	36,262
	Toronto-Dominion Bank	1.200%	6/3/26	15,522	14,215
	Toronto-Dominion Bank	5.532%	7/17/26	23,438	23,445
	Truist Bank	1.500%	3/10/25	22,255	21,480
	Truist Financial Corp.	3.700%	6/5/25	11,930	11,666
	Truist Financial Corp.	1.200%	8/5/25	780	737
	Truist Financial Corp.	4.260%	7/28/26	4,579	4,492
	UBS AG	5.800%	9/11/25	68,846	69,050
[3]	UBS Group AG	2.193%	6/5/26	10,000	9,592
[3]	UBS Group AG	5.711%	1/12/27	1,433	1,429
[3]	UBS Group AG	1.305%	2/2/27	44,440	40,963
	US Bancorp	1.450%	5/12/25	22,632	21,723
	US Bancorp	3.950%	11/17/25	6,863	6,697
	US Bancorp	5.727%	10/21/26	60,000	59,975
	US Bank NA	2.050%	1/21/25	25,270	24,620
	Wells Fargo & Co.	3.550%	9/29/25	5,439	5,290
	Wells Fargo & Co.	2.406%	10/30/25	15,316	15,054
	Wells Fargo & Co.	2.164%	2/11/26	18,650	18,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	2.188%	4/30/26	48,375	46,640
	Wells Fargo & Co.	4.540%	8/15/26	7,672	7,550
	Wells Fargo Bank NA	4.811%	1/15/26	34,500	34,132
	Westpac Banking Corp.	5.512%	11/17/25	22,020	22,067
[4,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	6.315%	8/27/29	7,400	4,807
	Willis North America Inc.	3.600%	5/15/24	10,566	10,556
					3,543,227
Health Care (4.5%)
	AbbVie Inc.	3.600%	5/14/25	7,803	7,653
	AbbVie Inc.	4.800%	3/15/27	56,805	56,138
	Aetna Inc.	3.500%	11/15/24	976	964
	Amgen Inc.	3.625%	5/22/24	21,412	21,386
	Amgen Inc.	5.250%	3/2/25	11,945	11,902
	Amgen Inc.	3.125%	5/1/25	29,803	29,057
	Becton Dickinson & Co.	3.363%	6/6/24	6,452	6,435
	Bristol-Myers Squibb Co.	4.900%	2/22/27	2,455	2,434
	Cardinal Health Inc.	3.079%	6/15/24	16,250	16,191
	Cencora Inc.	3.400%	5/15/24	22,674	22,654
	CVS Health Corp.	3.875%	7/20/25	19,588	19,161
	CVS Health Corp.	5.000%	2/20/26	21,822	21,601
	Elevance Health Inc.	5.350%	10/15/25	14,260	14,211
	Elevance Health Inc.	1.500%	3/15/26	14,885	13,831
	GE HealthCare Technologies Inc.	5.600%	11/15/25	73,885	73,782
	HCA Inc.	5.375%	2/1/25	53,404	53,171
	HCA Inc.	5.875%	2/15/26	5,000	5,002
	Humana Inc.	3.850%	10/1/24	11,929	11,823
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	90,785	90,085
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	9,013	8,858
	Quest Diagnostics Inc.	3.500%	3/30/25	48,375	47,396
	Stryker Corp.	1.150%	6/15/25	7,034	6,689
	Stryker Corp.	3.375%	11/1/25	17,232	16,685
	Zoetis Inc.	5.400%	11/14/25	6,779	6,769
					563,878
Industrials (3.6%)
[4,6]	Aurizon Network Pty Ltd.	4.000%	6/21/24	29,340	18,967
[3]	BAE Systems Holdings Inc.	3.800%	10/7/24	12,060	11,949
[3]	BAE Systems Holdings Inc.	3.850%	12/15/25	17,000	16,519
	Boeing Co.	4.875%	5/1/25	58,864	58,130
	Boeing Co.	2.750%	2/1/26	3,690	3,476
	Boeing Co.	2.196%	2/4/26	5,000	4,665
[3]	Boeing Co.	6.259%	5/1/27	3,890	3,901
[4,6]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	21,090	13,490
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,130	8,070
	Canadian Pacific Railway Co.	1.350%	12/2/24	24,420	23,795
	Canadian Pacific Railway Co.	2.900%	2/1/25	33,100	32,396
	Carrier Global Corp.	2.242%	2/15/25	41,255	40,136
	Carrier Global Corp.	5.800%	11/30/25	36,584	36,664
	CNH Industrial Capital LLC	5.450%	10/14/25	10,580	10,553
[3]	Daimler Truck Finance North America LLC	5.200%	1/17/25	25,600	25,476
[3]	Daimler Truck Finance North America LLC	5.600%	8/8/25	26,187	26,126
[3]	Daimler Truck Finance North America LLC	5.000%	1/15/27	14,925	14,723
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,144	5,943
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	25,046	24,499
[6]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	23,570	14,949
[6]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	3,680	2,371
	Parker-Hannifin Corp.	3.650%	6/15/24	12,280	12,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	3.950%	8/16/25	10,989	10,774
	RTX Corp.	5.000%	2/27/26	3,279	3,255
	Ryder System Inc.	2.500%	9/1/24	3,740	3,696
	Ryder System Inc.	4.625%	6/1/25	9,462	9,336
	Ryder System Inc.	3.350%	9/1/25	14,863	14,394
					450,499
Materials (1.3%)
	Celanese US Holdings LLC	3.500%	5/8/24	2,581	2,580
	DuPont de Nemours Inc.	4.493%	11/15/25	49,736	48,908
	Eastman Chemical Co.	3.800%	3/15/25	12,068	11,854
[3]	Glencore Funding LLC	4.000%	4/16/25	3,304	3,247
[3]	Newmont Corp./Newcrest Finance Pty. Ltd.	5.300%	3/15/26	37,301	37,065
	Nutrien Ltd.	3.000%	4/1/25	29,787	29,061
	Nutrien Ltd.	5.950%	11/7/25	13,126	13,192
	Nutrien Ltd.	4.000%	12/15/26	10,636	10,236
	Southern Copper Corp.	3.875%	4/23/25	6,737	6,609
					162,752
Real Estate (2.8%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	4,000	3,912
	American Tower Corp.	2.950%	1/15/25	24,602	24,095
	American Tower Corp.	2.400%	3/15/25	8,660	8,400
	American Tower Corp.	4.000%	6/1/25	12,807	12,572
	American Tower Corp.	1.300%	9/15/25	6,059	5,714
	AvalonBay Communities Inc.	3.450%	6/1/25	4,595	4,494
	AvalonBay Communities Inc.	3.500%	11/15/25	2,540	2,467
	Boston Properties LP	3.650%	2/1/26	4,158	3,989
	Brixmor Operating Partnership LP	3.850%	2/1/25	16,877	16,609
	CubeSmart LP	4.000%	11/15/25	2,659	2,584
	Equinix Inc.	1.250%	7/15/25	20,846	19,714
	ERP Operating LP	3.375%	6/1/25	6,628	6,466
	Essex Portfolio LP	3.875%	5/1/24	1,050	1,050
	Essex Portfolio LP	3.500%	4/1/25	31,767	31,129
[6]	General Property Trust	3.673%	9/19/24	2,420	1,558
	Healthpeak OP LLC	4.000%	6/1/25	15,845	15,535
	Kilroy Realty LP	3.450%	12/15/24	10,203	10,034
	Kimco Realty OP LLC	3.300%	2/1/25	28,146	27,611
	Mid-America Apartments LP	4.000%	11/15/25	12,387	12,089
	NNN REIT Inc.	3.900%	6/15/24	16,746	16,678
	NNN REIT Inc.	4.000%	11/15/25	6,741	6,567
	Realty Income Corp.	3.875%	4/15/25	14,524	14,286
	Realty Income Corp.	4.625%	11/1/25	13,903	13,705
[6]	Region Retail Trust	3.900%	6/7/24	10,680	6,909
	Simon Property Group LP	3.375%	10/1/24	32,256	31,926
	Simon Property Group LP	3.500%	9/1/25	5,520	5,376
	Simon Property Group LP	3.300%	1/15/26	8,380	8,069
	Ventas Realty LP	3.750%	5/1/24	5,000	5,000
	Ventas Realty LP	2.650%	1/15/25	7,802	7,617
	Welltower OP LLC	4.000%	6/1/25	27,787	27,264
					353,419
Technology (3.2%)
	Broadcom Inc.	3.625%	10/15/24	49,538	49,048
	Fidelity National Information Services Inc.	1.150%	3/1/26	21,234	19,592
	Global Payments Inc.	2.650%	2/15/25	15,574	15,189
	Global Payments Inc.	1.200%	3/1/26	10,000	9,233
	Global Payments Inc.	4.800%	4/1/26	4,648	4,573
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	64,110	64,115
	HP Inc.	2.200%	6/17/25	19,613	18,850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IBM International Capital Pte Ltd.	4.700%	2/5/26	6,420	6,340
	NXP BV / NXP Funding LLC	5.350%	3/1/26	30,604	30,439
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	43,605	42,107
	Oracle Corp.	3.400%	7/8/24	1,622	1,614
	Oracle Corp.	2.500%	4/1/25	55,216	53,605
	Oracle Corp.	5.800%	11/10/25	4,666	4,679
	PayPal Holdings Inc.	2.400%	10/1/24	27,350	26,980
	Roper Technologies Inc.	1.000%	9/15/25	26,555	24,940
	Verisk Analytics Inc.	4.000%	6/15/25	28,092	27,517
					398,821
Utilities (3.8%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	10,100	10,095
	American Electric Power Co. Inc.	5.699%	8/15/25	17,790	17,744
	Appalachian Power Co.	3.400%	6/1/25	920	895
[6]	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	36,370	23,386
[4,6]	Australian Gas Networks Ltd.Class B, 3M Australian Bank Bill Rate + 0.400%	4.740%	7/1/24	12,500	8,088
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	68,123	67,139
	CenterPoint Energy Inc.	5.250%	8/10/26	25,669	25,483
[6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	15,830	10,089
	DTE Energy Co.	1.050%	6/1/25	15,379	14,611
	Duke Energy Corp.	0.900%	9/15/25	10,000	9,369
	Duke Energy Corp.	2.650%	9/1/26	21,747	20,381
[6]	Energy Partnership Gas Pty Ltd.	3.642%	12/11/24	24,380	15,630
	Exelon Corp.	3.950%	6/15/25	4,480	4,392
[6]	Network Finance Co. Pty Ltd.	3.500%	12/6/24	24,350	15,620
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	29,862	29,688
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	16,030	16,043
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	32,280	31,990
	NiSource Inc.	0.950%	8/15/25	39,548	37,222
	Public Service Enterprise Group Inc.	0.800%	8/15/25	14,130	13,262
	San Diego Gas & Electric Co.	2.500%	5/15/26	5,000	4,720
	Sempra	3.300%	4/1/25	1,980	1,936
	Southern Co.	5.150%	10/6/25	25,611	25,434
[6]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	13,120	8,445
[4,6]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.835%	8/23/24	11,900	7,705
	Virginia Electric and Power Co.	3.150%	1/15/26	7,680	7,387
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	10,060	10,027
	WEC Energy Group Inc.	5.000%	9/27/25	7,522	7,455
	WEC Energy Group Inc.	4.750%	1/9/26	22,937	22,627
					466,863
Total Corporate Bonds (Cost $7,690,478)					7,664,054
Sovereign Bonds (1.3%)
[3]	CDP Financial Inc.	0.875%	6/10/25	82,050	78,058
[3]	Ontario Teachers' Finance Trust	1.375%	4/15/25	20,696	19,900
[7]	Republic of Indonesia	1.750%	4/24/25	7,500	7,811
	Republic of Panama	4.000%	9/22/24	845	836
	Republic of Peru	7.350%	7/21/25	6,160	6,267
	Republic of Peru	2.392%	1/23/26	15,000	14,158
	Socialist Republic of Vietnam	4.800%	11/19/24	21,904	21,719
	Sultanate of Oman	4.875%	2/1/25	8,840	8,749
Total Sovereign Bonds (Cost $158,022)					157,498

		Coupon	Maturity Date	Shares	Market Value ($000)
Temporary Cash Investments (8.2%)
Money Market Fund (0.4%)
[8]	Vanguard Market Liquidity Fund	5.394%		431,936	43,189
			Maturity Date	Face Amount ($000)
Commercial Paper (0.0%)
	CDP Financial Inc.	0.875%	6/10/25	4,500	4,280
U.S. Government and Agency Obligations (7.8%)
[9]	United States Treasury Bill	5.076%–5.229%	3/20/25	1,020,000	974,059
Total Temporary Cash Investments (Cost $1,023,506)					1,021,528
Total Investments (99.8%) (Cost $12,491,137)					12,457,300
Other Assets and Liabilities—Net (0.2%)					28,769
Net Assets (100%)					12,486,069
Cost is in $000.
1	Securities with a value of $9,090,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $2,597,822,000, representing 20.8% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Face amount denominated in Australian dollars.
7	Face amount denominated in euro.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9	Securities with a value of $3,010,000 have been segregated as collateral for open forward currency contracts.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2024	(3,102)	(628,640)	3,114
5-Year U.S. Treasury Note	June 2024	(1,683)	(176,281)	3,641
AUD 3-Year Treasury Bond	June 2024	(200)	(13,670)	180
				6,935

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/6/24	AUD	1,148	USD	746	—	(1)
Barclays Bank plc	6/6/24	USD	190,329	AUD	294,446	—	(630)
BNP Paribas	6/6/24	USD	6,283	AUD	9,683	3	—
JPMorgan Chase Bank, N.A.	6/6/24	USD	2,317	AUD	3,559	8	—
Toronto-Dominion Bank	6/6/24	USD	7,896	EUR	7,390	—	(3)
JPMorgan Chase Bank, N.A.	6/6/24	USD	486	GBP	392	—	(4)
						11	(638)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	431,373	—	431,373
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,182,847	—	3,182,847
Corporate Bonds	—	7,664,054	—	7,664,054
Sovereign Bonds	—	157,498	—	157,498
Temporary Cash Investments	43,189	978,339	—	1,021,528
Total	43,189	12,414,111	—	12,457,300
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,935	—	—	6,935
Forward Currency Contracts	—	11	—	11
Total	6,935	11	—	6,946
Liabilities
Forward Currency Contracts	—	638	—	638
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.